Loss Per Share	12 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
LOSS PER SHARE
25.	LOSS PER SHARE

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Loss used in the calculation of basic and dilutive loss per share	(51,871,823)	(139,446,204)	(5,450,213)

	2025 $ per share	2024 $ per share	2023 $ per share
Loss per share:
Basic loss per share	(0.56)	(527)	(53,551)
Diluted loss per share	(0.56)	(527)	(53,551)

	2025 Number	2024 Number	2023 Number
Weighted average number of shares	92,906,029	26,481,860	100

Given the Company has made a loss, there is no dilution of earnings hence the diluted loss per share is the same as for basic loss per share.